CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Allowance for current expected credit losses on trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in the allowance for doubtful accounts
Balance at beginning of period	$ 0.1	$ 0.4
Current period provision for expected credit losses	3.9	1.0
Write-off		(1.3)
Balance at the end of the period	$ 4.0	$ 0.1